Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	May 31, 2020	May 31, 2019
Details
Losses carried forward	$ 1,206,000	$ 961,000
Deferred tax asset attributable to equipment	72,000	72,000
Less: Valuation allowance	1,278,000	1,033,000
Net deferred income tax assets	$ 0	$ 0